Operating Segments - Schedule of Segment Reporting Information (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Segment Reporting Information [Line Items]
Revenue from external customers		$ 429,063	$ 418,931	$ 1,247,763	$ 1,258,268
Interest revenue		4,752	8,172	15,270	26,497
Intersegment Revenue	[1]	3,807	4,969	13,342	13,813
Revenues, Net of Interest Expense		437,622	432,072	1,276,375	1,298,578
Elimination of intersegment revenue	[1]	(3,807)	(4,969)	(13,342)	(13,813)
Revenue		433,815	427,103	1,263,033	1,284,765
Segment Adjusted EBITDA		141,155	136,765	375,484	408,141
Merchant Solutions
Segment Reporting Information [Line Items]
Revenue from external customers		227,745	235,534	667,385	711,770
Interest revenue		383	639	1,239	1,939
Intersegment Revenue	[1]	3,807	4,969	13,342	13,809
Revenues, Net of Interest Expense		231,935	241,142	681,966	727,518
Cost of services (excluding depreciation and amortization)	[1]	126,931	129,770	388,362	387,118
Selling, general and administrative	[2]	57,240	58,726	176,719	182,065
Segment Adjusted EBITDA		47,764	52,646	116,885	158,335
Digital Wallet
Segment Reporting Information [Line Items]
Revenue from external customers		201,318	183,397	580,378	546,498
Interest revenue		4,369	7,533	14,031	24,558
Intersegment Revenue	[1]	0	0	0	4
Revenues, Net of Interest Expense		205,687	190,930	594,409	571,060
Cost of services (excluding depreciation and amortization)	[1]	59,921	53,298	172,386	158,992
Selling, general and administrative	[2]	52,375	53,513	163,424	162,262
Segment Adjusted EBITDA		$ 93,391	$ 84,119	$ 258,599	$ 249,806

[1]	Intersegment revenue and related eliminations are primarily for credit card transactions and deposits between segments
[2]	Selling, general and administrative excludes share-based compensation costs which are not included in our definition of Adjusted EBITDA.